Note 24 - Provisions (Tables)	12 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Provisions [Text Block]
	As at June 30
(US dollars in thousands)	2022	2021	2020
Current provisions
Employee entitlements	635	1,802	1,561
Litigation	-	485	1104
Warranty	116	209	232
Remediation	353	306	-
Total current provisions	1,104	2,802	2,897

Non-current provisions
Employee entitlements	57	165	169
Total non-current provisions	57	165	169

Total provisions	1,161	2,967	3,066

Disclosure of other provisions [text block]
(US dollars in thousands)	Employee Entitlements	Remediation	Onerous Contracts	Litigation	Warranty	Total
At June 30, 2020	1,730	-	-	1,104	232	3,066
Foreign exchange	170	-	-	-	14	184
Charged/(credited) to profit or loss:
Additional provisions	1,306	306	-	2,042	122	3,776
Reverse unused provisions	(67)	-	-	-	(112)	(179)
Provisions utilized	(1,172)	-	-	(2,661)	(47)	(3,880)
At June 30, 2021	1,967	306	-	485	210	2,967
Foreign exchange	(165)	(37)	-	-	(18)	(221)
Charged/(credited) to profit or loss:
Additional provisions	1,312	84	-		103	1,500
Reverse unused provisions	(35)	-	-	(100)	(142)	(277)
Disposals and transfers to AHFS	(1,200)	-	-	-	-	(1,200)
Unwinding of discount	6	-	-	-	-	6
Provisions utilized	(1,192)	-	-	(385)	(37)	(1,614)
At June 30, 2022	692	353	-	-	116	1,161